Equipment (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated depreciation
Net book value	$ 6,659
Predecessor
Accumulated depreciation
Net book value			$ 13,464
Equipment
Cost
Opening balance	29
Additions	5
Fresh Start adjustments, gross		$ (64)
Closing balance	34	29
Accumulated depreciation
Opening balance	0
Depreciation	(5)
Fresh Start adjustments		58
Closing balance	(5)	0
Net book value	29	29
Equipment | Predecessor
Cost
Opening balance	93	84	77
Additions		9	7
Closing balance		93	84
Accumulated depreciation
Opening balance	$ (58)	(55)	(36)
Depreciation		(3)	(19)
Closing balance		(58)	(55)
Net book value		35	$ 29	$ 41
Fresh Start Adjustments
Cost
Fresh Start adjustments, net		(6)
Fresh Start Adjustments | Equipment
Cost
Fresh Start adjustments, net		$ (6)